OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Capital Expenditures (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Total capital expenditures	$ 163.6	$ 384.0
Operating segments | Civil Aviation Training Solutions
Disclosure of operating segments [line items]
Total capital expenditures	116.7	296.3
Operating segments | Defence and Security
Disclosure of operating segments [line items]
Total capital expenditures	27.5	74.8
Operating segments | Healthcare
Disclosure of operating segments [line items]
Total capital expenditures	$ 19.4	$ 12.9